Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 22,578	$ 11,187
Available-for-sale marketable securities		13,959
Prepaid expenses and other current assets	1,283	507
Total current assets	23,861	25,653
Property and equipment, net	798	802
Restricted cash	154	171
Operating lease right-of-use assets	1,390
Intangible assets	77,090	77,090
Goodwill	15,682	15,682
Total assets	118,975	119,398
Current Liabilities:
Accounts payable	1,708	3,420
Collaboration and device development payable, net	1,972	2,576
Accrued expenses	3,226	6,465
Operating lease liabilities - current portion	750
Deferred revenue - current portion		198
Loans payable - current portion	161	7,974
Total current liabilities	7,817	20,633
Operating lease liabilities - non-current portion	794
Loans payable - non-current portion	4,608
Restructured debt liability - contingent milestone payments	15,000	15,000
Deferred tax liabilities	15,821	15,476
Other liabilities		175
Total liabilities	44,040	51,284
Stockholders' Equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 0 shares issued and outstanding at December 31, 2019 and December 31, 2018
Common stock, $0.001 par value; 120,000,000 shares authorized at December 31, 2019 and December 31, 2018; 13,697,420 and 10,711,088 shares issued at December 31, 2019 and December 31, 2018, respectively; 13,697,395 shares and 10,711,063 shares outstanding at December 31, 2019 and December 31, 2018, respectively	14	11
Additional paid-in capital	763,097	728,804
Accumulated deficit	(685,122)	(657,647)
Treasury stock (at cost); 25 shares	(3,054)	(3,054)
Total stockholders' equity	74,935	68,114
Total liabilities & stockholders' equity	$ 118,975	$ 119,398